Contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Ab Inbev's Material Tax Proceedings Related to Ambev and Its Subsidiaries
As of 31 December 2019, AB InBev’s material tax proceedings are related to Ambev and its subsidiaries. Estimates of amounts of possible loss are as follows
:

Million US dollar	31 December 2019	31 December 2018
Income tax and social contribution	10 781	9 773
Value-added and excise taxes	5 514	6 166
Other taxes	1 018	1 434

	17 313	17 373